Allowances for Credit Losses	12 Months Ended
Dec. 31, 2022
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Allowances for Credit Losses	Allowance for Credit Losses
The Company does business with most major international pharmaceutical companies. Provision for credit losses at December 31, 2022 and December 31, 2021 comprises:

	December 31, 2022	December 31, 2021
	(in thousands)
Opening provision	$7,081	$7,149
Amounts used during the year	(3,913)	(116)
Amounts provided during the year	17,800	705
Amounts released during the year	—	(544)
Foreign exchange	(406)	(113)
Closing provision	$20,562	$7,081